Document and Entity Information	Jan. 11, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 11, 2017
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Jan. 11, 2017
Document Effective Date	Jan. 11, 2017
Prospectus Date	Mar. 01, 2016
Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALMRX
Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	AGIRX
Alger MidCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class Z-2
Prospectus:
Trading Symbol	ALMZX